SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED BALANCE SHEETS

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	5,189	245,740
Prepaid expenses and other current assets	3,362	1,670
Total current assets	8,551	247,410
Advances to subsidiaries and VIEs	798,364	21,908
TOTAL ASSETS	806,915	269,318
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	136,129	136,353
Accrued salary and benefits	283,000	250,000
Other current liabilities	741,658	—
Total current liabilities	1,160,787	386,353
Advances from subsidiaries and VIEs	—	—
Other non-current liabilities	35,783	—
TOTAL LIABILITIES	1,196,570	386,353
SHAREHOLDERS’ DEFICIT:
Ordinary shares	48,372	48,372
Additional paid-in capital	218,245,298	218,379,858
Accumulated deficit	(216,923,365)	(216,859,796)
Accumulated other comprehensive loss	(1,759,960)	(1,685,469)
Total shareholders’ (deficit) / equity	(389,655)	(117,035)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/ EQUITY	806,915	269,318

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Net revenues	—	—	—
Cost of revenues	—	—	—
Gross loss	—	—	—
Operating expenses:
General and administrative expenses	(4,073,068)	(1,468,711)	(438,071)
Research and development expenses	(1,088,077)	(39,909)	(60,297)
Sales and marketing expenses	(50,198)	—	—
Other operating income, net	154,682	136,129	136,129
Total operating expenses	(5,056,661)	(1,372,491)	(362,239)
Loss from operations	(5,056,661)	(1,372,491)	(362,239)
Interest expenses, net	(1,337,031)	(7,490)	1,652
Fair value change of derivatives	553,707	—	—
Foreign exchange gains (losses), net	(4)	(1)	(3)
Loss before income taxes and equity in earnings of subsidiaries	(5,839,989)	(1,379,982)	(360,590)
Net loss before equity in earnings of subsidiaries	(5,839,989)	(1,379,982)	(360,590)
Equity in (loss) income of subsidiaries and share of (loss) income from VIEs	6,355,003	(1,215,959)	424,159
Net (loss) income attributed to CooTek (Cayman) Inc.	515,014	(2,595,941)	63,569

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating activities:
Net (loss) income	515,014	(2,595,941)	63,569
Equity in loss (income) of subsidiaries, VIEs and VIEs’ subsidiaries	(6,355,003)	1,215,959	(424,159)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	1,820,628	704,565	134,560
Amortization of issuance cost and debt discounts related to convertible notes	1,337,671	51,797	—
Change in fair value of derivatives	(553,707)	—	—
Changes in assets and liabilities:
Accrued expenses and other current liabilities	(29,867)	292,842	(741,434)
Other receivables, deposits and other assets	459,731	—	1,692
Accrued salary and benefits	421,975	(138,975)	(33,000)
Other non-current liabilities	(151,393)	(136,129)	(35,783)
Net cash used in operating activities	(2,534,951)	(605,882)	(1,034,555)
Investing activities:
Advances to subsidiaries and VIEs	(9,783,250)	(4,819,580)	(974,894)
Repayment of advances to subsidiary	16,251,000	6,607,179	2,250,000
Net cash provided by (used in) investing activities	6,467,750	1,787,599	1,275,106
Financing activities:
Proceeds from issuance of ordinary shares upon exercise of options	311	—	—
Repayment of convertible notes	(3,745,956)	(1,806,453)	—
Net cash (used in) provided by financing activities	(3,745,645)	(1,806,453)	—
Net (decrease) increase in cash, cash equivalents and restricted cash	187,154	(624,736)	240,551
Cash, cash equivalents and restricted cash at beginning of year	442,771	629,925	5,189
Cash, cash equivalents and restricted cash at end of year	629,925	5,189	245,740

SCHEDULE I—COOTEK (CAYMAN) INC CONDENSED FINANCIAL STATEMENTS

Notes to Schedule I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries VIEs and VIEs subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

3.Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.